Document and Entity Information	12 Months Ended
Jan. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 31, 2013
Trading Symbol	CLGL
Entity Registrant Name	CALIFORNIA GOLD CORP.
Entity Central Index Key	0001363573
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash	$ 259,200	$ 828,181
Other receivables	0	5,907
Prepaid expenses	16,283	27,556
Total current assets	275,483	861,644
Property and equipment, net	6,104	7,865
Mining rights	91,250	47,500
Total assets	372,837	917,009
Current liabilities:
Accounts payable	47,466	50,333
Accounts payable - related party	101,873	0
Derivative liabilities	327,661	1,817,100
Other accrued liabilities - related party	56,500	2,500
Total current liabilities	533,500	1,869,933
Total liabilities	533,500	1,869,933
Stockholders' deficit:
Preferred stock, par value $0.001 per share, 22,000,000 shares authorized; 22,000,000 shares issued and outstanding	22,000	22,000
Common stock, par value $0.001 per share, 300,000,000 shares authorized; 115,201,260 and 109,451,260 shares issued and outstanding at January 31, 2013 and 2012, respectively	115,201	109,451
Additional paid-in capital	2,534,588	2,037,546
Deficit accumulated during the exploration stage	(2,832,452)	(3,121,921)
Total stockholders' deficit	(160,663)	(952,924)
Total liabilities and stockholders' deficit	$ 372,837	$ 917,009

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,000,000	22,000,000
Preferred stock, shares issued	22,000,000	22,000,000
Preferred stock, shares outstanding	22,000,000	22,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	115,201,260	109,451,260
Common stock, shares outstanding	115,201,260	109,451,260

CONSOLIDATED STATEMENTS OF EXPENSES (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Expenses:
Mineral property expenses	$ 233,718	$ 355,653	$ 667,473
Bad debt expense	0	0	559,483
Depreciation expense	1,761	944	2,705
General and administrative expenses	1,066,824	940,985	3,155,990
Total operating expenses	1,302,303	1,297,582	4,385,651
Loss from operations	(1,302,303)	(1,297,582)	(4,385,651)
Other income (expenses):
Interest income	938	2,060	3,289
Interest expense	0	0	(1,763)
Realized and unrealized gain on derivatives, net	1,591,424	1,032,704	1,561,881
Amortization of debt discount	0	0	(9,618)
Foreign currency exchange loss	(590)	0	(590)
Total other income (expenses)	1,591,772	1,034,764	1,553,199
Net income (loss)	$ 289,469	$ (262,818)	$ (2,832,452)
Income (loss) per common share:
Income (loss) per common share - basic and diluted	$ 0	$ 0
Weighted average number of common shares outstanding - basic and diluted	114,401,945	104,474,612

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Donated Services	Private Placement	Forgiveness Of Related Party Debt	Over Allotment Offering	Acquisition Of Mining Rights	Period Issuance 01 Services	Period Issuance 01 Cash	Period Issuance 02 Cash	Period Issuance 02 Expenses Paid By Officer	Period Issuance 03 Cash	Common Stock	Common Stock Private Placement	Common Stock Over Allotment Offering	Common Stock Acquisition Of Mining Rights	Common Stock Period Issuance 01 Services	Common Stock Period Issuance 01 Cash	Common Stock Period Issuance 02 Cash	Common Stock Period Issuance 02 Expenses Paid By Officer	Common Stock Period Issuance 03 Cash	Preferred Stock	Preferred Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Donated Services	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Forgiveness Of Related Party Debt	Additional Paid-in Capital Over Allotment Offering	Additional Paid-in Capital Acquisition Of Mining Rights	Additional Paid-in Capital Period Issuance 01 Services	Additional Paid-in Capital Period Issuance 01 Cash	Additional Paid-in Capital Period Issuance 02 Cash	Additional Paid-in Capital Period Issuance 03 Cash	Deficit Accumulated During the Exploration Stage
Balance at Jan. 31, 2005
Common stock issued (in shares)																	46,990,000	6,985,000		1,778,000
Common stock issued								$ 7,400	$ 11,000		$ 56,000						$ 46,990	$ 6,985		$ 1,778										$ (39,590)	$ 4,015	$ 54,222
Loss for the year ended	(29,275)																																(29,275)
Balance at Jan. 31, 2006	45,125											55,753											18,647										(29,275)
Balance (in shares) at Jan. 31, 2006												55,753,000
Loss for the year ended	(21,158)																																(21,158)
Balance at Jan. 31, 2007	23,967											55,753											18,647										(50,433)
Balance (in shares) at Jan. 31, 2007												55,753,000
Common stock issued (in shares)																12,700,000			31,000,002
Common stock issued							2,000			31,000						12,700			31,000										(10,700)
Loss for the year ended	(935,664)																																(935,664)
Cancellation of common stock (in shares)												(44,450,000)
Cancellation of common stock												(44,450)											44,450
Common stock issued for convertible debentures (in shares)												1,190,000
Common stock issued for convertible debentures	595,000											1,190											593,810
Contributed capital		235,668																						235,668
Balance at Jan. 31, 2008	(48,029)											56,193											881,875										(986,097)
Balance (in shares) at Jan. 31, 2008												56,193,002
Common stock issued (in shares)																	4,000,000	120,000
Common stock issued								20,000	60,000								4,000	120												16,000	59,880
Loss for the year ended	(75,062)																																(75,062)
Cancellation of common stock (in shares)												(2,000,000)
Cancellation of common stock												(2,000)											2,000
Balance at Jan. 31, 2009	(43,091)											58,313											959,755										(1,061,159)
Balance (in shares) at Jan. 31, 2009												58,313,002
Loss for the year ended	(182,521)																																(182,521)
Cancellation of common stock (in shares)												(250,000)
Cancellation of common stock												(250)											250
Balance at Jan. 31, 2010	(225,612)											58,063											960,005										(1,243,680)
Balance (in shares) at Jan. 31, 2010												58,063,002
Common stock issued (in shares)																4,500,000
Common stock issued							234,445									4,500													229,945
Loss for the year ended	(1,615,423)																																(1,615,423)
Cancellation of common stock (in shares)												(15,000,000)
Cancellation of common stock	(63,000)											(15,000)											(48,000)
Common stock issued for convertible debentures (in shares)												3,660,000
Common stock issued for convertible debentures	182,865											3,660											179,205
Contributed capital				157,291																						157,291
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)												41,478,258										22,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively			1,586,956									41,478										22,000			1,523,478
Derivatives resulting on above warrants issued	(1,323,133)																						(1,323,133)
Balance at Jan. 31, 2011	(1,065,611)											92,701									22,000		1,678,791										(2,859,103)
Balance (in shares) at Jan. 31, 2011												92,701,260									22,000,000
Common stock issued (in shares)															250,000
Common stock issued						17,500									250													17,250
Loss for the year ended	(262,818)																																(262,818)
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)														16,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively					396,500									16,000													380,500
Derivatives resulting on above warrants issued	(544,034)																						(544,034)
Stock-based compensation (in shares)												500,000
Stock-based compensation	505,539											500											505,039
Balance at Jan. 31, 2012	(952,924)											109,451									22,000		2,037,546										(3,121,921)
Balance (in shares) at Jan. 31, 2012												109,451,260									22,000,000
Common stock issued (in shares)															250,000
Common stock issued						3,750									250													3,500
Loss for the year ended	289,469																																289,469
Cancellation of common stock (in shares)												(1,000,000)
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)													4,250,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively			168,250										4,250												164,000
Derivatives resulting on above warrants issued	(101,985)																						(101,985)
Stock-based compensation (in shares)												2,250,000
Stock-based compensation	432,777											1,250											431,527
Balance at Jan. 31, 2013	$ (160,663)											$ 115,201									$ 22,000		$ 2,534,588										$ (2,832,452)
Balance (in shares) at Jan. 31, 2013												115,201,260									22,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2013 Private Placement	Jan. 31, 2011 Private Placement	Jan. 31, 2012 Over Allotment Offering	Jan. 31, 2013 Acquisition Of Mining Rights	Jan. 31, 2012 Acquisition Of Mining Rights
Common stock issued, per share	$ 0.04	$ 0.025	$ 0.025	$ 0.015	$ 0.001
Common stock, preferred stock, and derivative warrants instruments sold, offering costs	$ 1,750	$ 15,500	$ 3,500

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 289,469	$ (262,818)	$ (2,832,452)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	1,761	944	2,705
Stock-based compensation	125,000	0	125,000
Amortization of debt discount	0	0	9,618
Unrealized and realized gain on derivatives, net	(1,591,424)	(1,032,704)	(1,561,881)
Changes in operating assets and liabilities:
Other receivables	5,907	(5,907)	0
Accounts payable	(2,867)	23,204	(10,881)
Accounts payable - related party	101,873	(52,250)	259,538
Other accrued expenses - related party	54,000	0	56,642
Interest accrued on notes payable from related party	0	0	1,621
Net cash used in operating activities	(697,231)	(817,764)	(2,649,944)
Cash flows from investing activities:
Purchase of property and equipment	0	(8,809)	(8,809)
Acquisition of mining rights	(40,000)	(10,000)	(70,000)
Net cash used in investing activities	(40,000)	(18,809)	(78,809)
Cash flows from financing activities:
Proceeds from related party loans	0	0	92,430
Proceeds from common and preferred stock issued, net of offering costs	168,250	396,500	2,958,523
Payments from cancellation of common stock	0	0	(63,000)
Net cash provided by financing activities	168,250	396,500	2,987,953
Net increase (decrease) in cash	(568,981)	(440,073)	259,200
Cash - beginning of period	828,181	1,268,254	0
Cash - end of period	259,200	828,181	259,200
Cash paid during the period for :
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities:
Issuance of common stock for convertible notes	0	0	3,660
Re-class of derivatives related to convertible notes	0	0	91,365
Common stock cancellation	1,000	0	62,700
Issuance of common stock for acquisition of mining rights	3,750	17,500	21,250
Related Party Transactions
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	307,777	505,539	1,316,429
Changes in operating assets and liabilities:
Prepaid expenses	0	33,784	0
Non-cash investing and financing activities:
Contributed capital	0	0	374
Related party note receivable write-off	0	0	557,927
All Other
Changes in operating assets and liabilities:
Prepaid expenses	11,273	(27,556)	(16,283)
Derivative
Non-cash investing and financing activities:
Debt discount due to derivative liabilities	0	0	9,618
Issuance of derivative warrant instruments	101,985	544,034	1,969,152
Stockholders
Non-cash investing and financing activities:
Contributed capital	$ 0	$ 0	$ 157,665

GENERAL ORGANIZATION AND BUSINESS	12 Months Ended
Jan. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL ORGANIZATION AND BUSINESS

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources Inc. On August 9, 2007, the Company changed its name to US Uranium Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which we exercise significant influence, but do not control and are not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which we do not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of January 31, 2013 and 2012, and the reported revenues and expenses for the years then ended and cumulative from inception. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in a restricted escrow account in an institution insured by the Federal Deposit Insurance Corporation and, at times, balances may exceed government insured limits. The Company has never experienced any losses related to these balances.

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of January 31, 2013 and 2012, the Company capitalized $91,250 and $47,500, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 4).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. During the years ended January 31, 2013 and 2012, the Company recorded $233,718 and $355,653 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Property and Equipment

The Company’s property and equipment is stated at cost less accumulated depreciation and consists of a vehicle.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized. The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful life of the vehicle, which is 5 years. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation will be removed from the accounts and any gain or loss will be reflected in the gain or loss from operations.

Derivative Financial Instruments

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For warrants and convertible derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments at inception and subsequent valuation dates. For the year ended January 31, 2013, the Company adopted the probability-weighted scenario analysis model. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, Derivatives and Hedging. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value Measurements

The Company measures fair value in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the years ended January 31, 2013 and 2012, the Company recorded $432,777 and $505,539, respectively, in stock-based compensation as a component of general and administrative expenses.

Net Earnings (Loss) per Common Share

Basic net earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the year ended January 31, 2013, net earnings was reported and the Company included options and outstanding warrants to purchase 51,671,195 shares of common stock. However, the average market price of the common shares exceeded the exercise price of the options and warrants. As such, the options and warrants did not have a dilutive effect. For the year ended January 31, 2012, a net loss was reported and the Company excluded options and outstanding warrants to purchase 11,000,000 shares of common stock, as the effect would be anti-dilutive.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under FASB ASC Topic 740, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Acquisition-Related Costs

In the years ended January 31, 2013 and 2012, the Company incurred certain costs related to the AuroTellurio Acquisition (Note 4). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations. The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $233,718 and $355,653 in those costs for the years ended January 31, 2012 and 2011, respectively.

New Accounting Pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

EXPLORATION STAGE ACTIVITIES AND GOING CONCERN	12 Months Ended
Jan. 31, 2013
Exploration Stage Activities and Going Concern [Abstract]
EXPLORATION STAGE ACTIVITIES AND GOING CONCERN

NOTE 3 - EXPLORATION STAGE ACTIVITIES AND GOING CONCERN

The Company is currently in the exploration stage and has engaged in limited operations. While management of the Company believes that it will be successful in its planned capital formation and operating activities, there can be no assurance that the Company will be successful in the development of its planned objectives and generate sufficient revenues to earn a profit or sustain the operations of the Company.

The Company’s activities through January 31, 2013 have been supported by debt and equity financing. It has a cumulative loss since inception of $2,832,452 as of January 31, 2013. Management continues to seek funding from its shareholders and other qualified investors to pursue its business plan. In the alternative, the Company may be amenable to a sale, merger, or other acquisition in the event such transaction is deemed by management to be in the best interests of the shareholders.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has incurred a cumulative loss since inception and its cash resources are insufficient to meet its planned business objectives. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

MINING RIGHTS	12 Months Ended
Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
MINING RIGHTS

NOTE 4 - MINING RIGHTS

As of January 31, 2013 and January 31, 2012, the Company had $91,250 and $47,500, respectively, of mineral rights related to the AuroTellurio Property, discussed below.

On February 11, 2011, the Company entered into a property option agreement (the “AuroTellurio Option Agreement”) with Mexivada Mining Corp. (“Mexivada”) to acquire up to an 80% interest in Mexivada’s concessions comprising its AuroTellurio tellurium-gold-silver property (the “La Viuda Concessions,” the “AuroTellurio Property” or the “Property”) in Mexico.

Under the terms of the AuroTellurio Option Agreement, the Company will acquire up to an 80% legal and beneficial ownership interest in the AuroTellurio Property by making certain cash payments and share issuances to Mexivada and incurring certain exploration expenditures on the Property. See Note 13 for the Company’s commitments under the AuroTellurio Option Agreement.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico. Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions. Prior to the first closing under the AuroTellurio Option Agreement on August 4, 2011, the Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program. The agreement became effective June 17, 2011, runs for a term of 12 months and may be extended for two additional years under the same terms. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. In June 2012, the agreement was extended for an additional year.

On August 4, 2011, the Company conducted the first closing under the AuroTellurio Option Agreement. The purchase price for the first closing was $30,000 in cash and 250,000 common shares, fair valued at $17,500 based on the market price on the date of issuance. The $30,000 in cash includes the $20,000 deposits paid to Mexivada in December 2010 in connection with signing the binding offer letter agreement, which provided the Company with additional time to perform its due diligence, raise financing, and prepare a definite purchase agreement. At the closing, the Company paid the remaining $10,000 cash and issued the 250,000 common shares.

In exchange, the Company received from Mexivada four fully executed title deeds, each transferring to the Company a twenty percent (20%) interest in the La Viuda Concessions comprising the AuroTellurio Property, to be held in escrow by the Company's counsel until fully vested in accordance with their terms. If the Company defaults on its commitments under the AuroTellurio Option Agreement or otherwise determines not to proceed with the acquisition of the AuroTellurio Property, all unvested interests and related title deeds in the AuroTellurio Property will be returned to Mexivada.

On the first anniversary of the closing, the first $750,000 requirement per year was reached by the Company, per the AuroTellurio Option Agreement (Note 13). The Company made a payment of $40,000 on August 10, 2012 and issued 250,000 shares on August 28, 2012, fair valued at $3,750 based on the market price on the date of issuance. Having met all the required conditions, the first 20% interest in the La Viuda Concessions has vested in the Company as of August 28, 2012.

PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of January 31, 2013 and 2012:

	January 31, 2013	January 31, 2012
Vehicles	$8,809	$8,809
Less: accumulated depreciation	(2,705)	(944)
Property and equipment, net	$6,104	$7,865

Depreciation expense for the years ended January 31, 2013 and 2012 was $1,761 and $944, respectively, and is reflected in the total operating expenses of the Company.

RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

Compensation of Officers and Directors

Officers and director fees totaled $54,000 and $66,000 for the years ended January 31, 2013 and 2012, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

As of January 31, 2013 and January 31, 2012, the Company owed its officers and directors $56,500 and $2,500, respectively, which were recorded as other accrued liabilities - related party in its consolidated balance sheets.

Legal Fees

Effective December 1, 2010, the Company entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company shall pay a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. After the agreement expired in November 2011, the stockholder continued to provide these legal services at $6,000 per month. For the year ended January 31, 2013 and 2012, the Company incurred $76,500 and $60,500 in legal fees relating to these services, respectively.

Additionally, the Company agreed to pay a flat fee of $50,000 for legal representation relating to the acquisition of the AuroTellurio Property from Mexivada. The Company reached the maximum payment of $50,000 per the addendum as of October 31, 2011.

The Company also paid legal fees (calculated and billed on an hourly basis) for the preparation and filing of its resale registration statement of the Form S-1 covering the shares of the Company’s common stock underlying the warrants contained in the units sold in the 2010/2011 private placement offering. For the years ended January 31, 2013 and 2012, the Company incurred $66,794 and $12,223, respectively, in legal fees for preparation of its registration statements of the Form S-1.

For the years ended January 31, 2013 and 2012, the Company’s professional legal fees to a stockholder totaled $180,343 and $150,550 respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred were included as a component of general and administrative expenses and acquisition-related costs. A total of $101,873 outstanding payable for legal services provided was included in the Company’s consolidated balance sheets as of January 31, 2013, compared to $0 outstanding as of January 31, 2012.

Consulting and Other Professional Fees

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, ran for 12 months and was extended for an additional 12 months beginning January 1, 2012 and January 1, 2013. The Company incurred $72,000 and $72,000 in management fees for the years ended January 31, 2013 and 2012, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided of $11,817 and $9,291 for the years ended January 31, 2013 and 2012. As of January 31, 2013 and 2012, the outstanding payable to ICS was $0 and $0, respectively, recorded in the Company’s consolidated balance sheets.

On June 6, 2011, the Company entered into a consulting agreement with a stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for the period through June 5, 2013, for a monthly compensation fee of $6,000. Beginning February 6, 2012, the monthly consulting fee was reduced to $3,000 and then reversed back to $6,000 per month starting June 6, 2012. Additionally, in May 2012, the Company paid back the reduced fees for the months of March 2012 through May 2012 to the stockholder. The Company incurred $72,000 and $48,000 in consulting fees related to this agreement for the year ended January 31, 2013 and 2012, which were included as a component of general and administrative expenses. As of January 31, 2013 and January 31, 2012, the Company recorded payables to the stockholder in the amount of $2,500 and $0, respectively.

Securities Purchases and Issuances

Baybak Family Partners, Ltd. purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000. Michael Baybak, the Company’s stockholder, has voting and investment power with respect to the shares owned by Baybak Family Partners, Ltd.

GRQ Consultants, Inc. 401K purchased 6,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $150,000. Barry Honig, the Company’s stockholder, has voting and investment power with respect to the shares owned by GRQ Consultants, Inc. 401K.

Gottbetter & Partners, LLP, the Company’s stockholder, purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000.

In connection with the terms of the 2007 Cromwell merger, and cancellation and reversal of the merger, an officer and director of the Company made advances to, and incurred expenses on behalf of the Company of $31,000. The Company reimbursed this officer by issuing 31,000,000 shares. On December 22, 2010, the Company repurchased and cancelled 13,000,000 of those shares from its officer at a price of $13,000.

In January 2011, the Company entered into a consulting agreement with one of the Company’s stockholders, which provided consulting services related to the Company’s business development and corporate finance for a term of 90 days, commencing on January 18, 2011. In February 2011, in consideration of provided services, the Company issued 500,000 shares of its restricted common stock to this stockholder and recorded $0 and $10,555 of stock-based compensation expense for services provided to the Company in the years ended January 31, 2013 and 2012, respectively. The stock-based compensation expense was included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

DERIVATIVE LIABILITIES	12 Months Ended
Jan. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 7 - DERIVATIVE LIABILITIES

Derivative Warrant Instruments

In the December 2010 and January 2011 Unit Offering, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $1,323,133 at the grant dates as of December 22, 2010 and January 13, 2011. These estimates were re-valued as being $1,383,475 at the balance sheet date as of January 31, 2012. The Company recorded a $922,295 change in value of the derivative liability as unrealized gain in non-operating income for the year ended January 31, 2012. The estimated fair value of the derivative warrant instruments was calculated using a probability-weighted scenario analysis model as of January 31, 2013 (See the Company’s fourth quarter valuation model review and summary of January 31, 2013 assumptions below). The estimate was re-valued as being $125,692 at the balance sheet date as of January 31, 2013, and the Company recorded the change in value in non-operating income for the year ended January 31, 2013.

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

In April 2011, the Company added to the Unit Offering a first over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $211,117 at the balance sheet date of January 31, 2012. The Company recorded a $80,757 change in value as unrealized gain in non-operating income for the year ended January 31, 2012. The estimated fair value of the derivative warrant instruments was calculated using a probability-weighted scenario analysis model as of January 31, 2013 (See the Company’s fourth quarter valuation model review and summary of January 31, 2013 assumptions below). The estimate was re-valued as being $16,417 at the balance sheet date as of January 31, 2013, and the Company recorded the change in value in non-operating income for the year ended January 31, 2013.

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $222,508 at January 31, 2012. The Company recorded a $29,652 change in value as unrealized gain in non-operating income for the year ended January 31, 2012. The estimated fair value of the derivative warrant instruments was calculated using a probability-weighted scenario analysis model as of January 31, 2013 (See the Company’s fourth quarter valuation model review and summary of January 31, 2013 assumptions below). The estimate was re-valued as being $16,447 at the balance sheet date as of January 31, 2013, and the Company recorded the change in value in non-operating income for the year ended January 31, 2013.

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

As of February 1, 2012, the Company amended the terms of the warrants issued during the 2010/2011 private placement offerings, such that (i) their term has been extended by six months and (ii) one-half of the warrants (19,369,565) retain the exercise price of $0.125 per share and the other one-half of the warrants (19,369,564) have an exercise price of $0.05 per share.

As a result of the issuance of the March 2012 Units at $0.04 per unit (Note 9), a weighted average anti-dilution adjustment was made with respect to those warrants exercisable for 19,369,565 of the shares being offered at the original exercise price of $0.125 per share. Since the $0.04 price per unit of the March 2012 Units was lower than the $0.125 warrant exercise price, the exercise price with respect to these 19,369,565 warrants was lowered to $0.12, post March 2012 Unit Offering, and the aggregate number of shares issuable upon exercise of these warrants was increased to 20,176,630. Because the anti-dilution provisions of the warrants call for rounding to the nearest cent, no adjustments were required for the other 19,369,564 warrants, which have an exercise price of $0.05 per share.

In March 2012, pursuant to a private placement offering, the Company issued 4,250,000 warrants to purchase 0.5 shares of common stock per unit. The Company recorded a derivative liability upon issuance of the warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $101,985 at the grant date of March 16, 2012. The estimated fair value of the derivative warrant instruments was calculated using a probability-weighted scenario analysis model as of January 31, 2013 (See the Company’s fourth quarter valuation model review and summary of January 31, 2013 assumptions below). The estimate was re-valued as being $16,892 at the balance sheet date as of January 31, 2013, and the Company recorded the change in value in non-operating income for the year ended January 31, 2013.

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

As of December 19, 2012, the Company amended the terms of the warrants issued during the 2010/2011 private placement offerings, such that (i) their term shall be extended for a period of an additional three years from its date of expiration as previously amended and (ii) the exercise price of all of the warrants, exercisable for an aggregate of 39,546,194 shares of common stock, including anti-dilution adjustments, sold in the Offering shall be reduced to $0.03 per whole share through the third year of the extended term of the warrants, then increased to $0.04 per whole share during the fourth year of the term and to $0.05 per whole share during the fifth year of the term. The valuation of the warrants at January 31, 2013 reflects the new terms. The estimated fair value of the derivative warrant instruments was calculated using a probability-weighted scenario analysis model as of January 31, 2013 (See the Company’s fourth quarter valuation model review and summary of January 31, 2013 assumptions below). The estimate was re-valued as being $152,213 at the balance sheet date as of January 31, 2013, and the Company recorded the change in value in non-operating income for the year ended January 31, 2013.

During the fourth quarter of the year ended January 31, 2013, the Company completed a review of the valuation of its derivative warrant instruments. The Company determined that as a result of the aforementioned amendments to the exercise price during the year ended January 31, 2013, the Company should adopt the probability-weighted scenario analysis model for the year ended January 31, 2013. The estimated fair value of all derivative warrant instruments was re-valued as being $327,661 at the balance sheet date as of January 31, 2013. The Company recorded a $1,591,424 net change in value of the derivative liability as unrealized gain in non-operating income for the year ended January 31, 2013.

The following is a summary of the assumptions used in the probability-weighted scenario analysis model to estimate the fair value of the warrants as of the balance sheet date at January 31, 2013, and the assumptions used for the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet date at January 31, 2012, respectively:

	January 31, 2013	January 31, 2012

Common stock issuable upon exercise of warrants	41,671,195	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.008	$0.064
Exercise price range	$0.03 - 0.06	$0.125
Risk free interest rate range (1)	0.42 - 0.65%	0.08 - 0.13%
Dividend yield	0.00%	0.00%
Volatility range	306.62 - 327.98%	288.34%
Expected exercise term in years	2.89 - 4.12	0.39 - 0.95

(1)	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 8 - FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic 820, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This Topic requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Pricing inputs other than quoted market prices included in Level 1 that are based on observable market data and are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means.

Level 3: Pricing inputs that are unobservable or less observable from objective sources. Unobservable inputs should only be used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Certain assets and liabilities are reported at fair value on a recurring or nonrecurring basis in the Company’s consolidated balance sheets. The following methods and assumptions were used to estimate the fair values:

Cash, Due to third party, Prepaid expenses, Mining rights, Accounts payable, and Accrued liabilities

The carrying amounts approximate fair value because of the short-term nature or maturity of the instruments.

Derivative liabilities

The Company’s determination of fair value of its derivative instruments incorporates various factors required under FASB Topic ASC 815. The fair values of the Company’s derivatives are valued using less observable data from objective sources as inputs into internal valuation models. Therefore, the Company considers the fair value of its derivatives to be Level 3 hierarchy.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of January 31, 2013 and January 31, 2012, respectively:

	Fair Value Measurements at January 31, 2013 and 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability - January 31, 2013	$-	$-	$327,661	$327,661
Derivative liability - January 31, 2012	$-	$-	$1,817,100	$1,817,100

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Year Ended January 31,
	2013	2012
Derivative liabilities - beginning balance	$1,817,100	$2,305,770
Additions	101,985	544,034
Reductions	-	-
Change in fair value	(1,591,424)	(1,032,704)
Derivative liabilities - ending balance	$327,661	$1,817,100

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2013 and 2012	$1,591,424	$1,032,704

EQUITY	12 Months Ended
Jan. 31, 2013
Equity [Abstract]
Equity

NOTE 9 - EQUITY

Private Placement Offering

On December 22, 2010, the Company issued 3,660,000 shares to certain note holders upon conversion of outstanding convertible promissory notes at a conversion price of $0.025 per share.

On December 22, 2010, the Company sold to various persons 58,478,258 units of its securities for gross proceeds of $1,461,956, at $0.025 per unit. Each of 36,478,258 of the units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000.

During the year ended January 31, 2012, the Company sold an additional 16,000,000 Units for a total price of $400,000.

On March 16, 2012, the Company completed the closing of a private placement offering pursuant to which the Company sold to various accredited investors and non-U.S. persons 4,250,000 Units of its securities for gross proceeds of $170,000, at an offering price of $0.04 per unit. The Company incurred closing costs of $1,750, resulting in net proceeds from the Offering of $168,250. Each of these Units consisted of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock at an exercise price of $0.06 per whole share. These warrants will be exercisable from issuance until twenty-four (24) months after the closing of this offering.

As of January 31, 2013, cumulatively, the Company has sold a total of 81,728,258 Units for a total price of $2,106,956. The Company incurred closing costs of $20,750, resulting in net proceeds from the Offering of $2,086,206.

AuroTellurio Acquisition

On August 4, 2011, in connection with the First Closing under the AuroTellurio Option Agreement, the Company issued to Mexivada 250,000 shares at $0.001 per share. The issued stock was fair valued at $17,500 based on the market price on the date of issuance.

On August 28, 2012, the Company issued to Mexivada an additional 250,000 shares at $0.015 per share. The issued stock was fair valued at $3,750 based on the market price on the date of issuance.

STOCK-BASED COMPENSATION	12 Months Ended
Jan. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-Based Compensation

NOTE 10 - STOCK-BASED COMPENSATION

Shares for Services

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and a stockholder of the Company, the Company agreed to issue 500,000 restricted shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, $1,945 of which was recorded during the year ended January 31, 2011 and the difference of $10,555 was recorded in the year ended January 31, 2012.

On March 16, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company shall issue 1,000,000 common shares in exchange for investor and public relations consulting services. The shares were valued at $50,000, or $0.05 per share. The Company recorded $50,000 of stock-based compensation expense related to consulting services under this agreement. In July 2012, the Company reversed the non-cash issuance of 1,000,000 restricted shares of its common stock and a corresponding stock-based compensation expense of $50,000 due to an agreement cancellation.

On March 19, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company issued 1,250,000 shares in exchange for geological consulting services. The shares were valued at $125,000, or $0.10 per share. The Company recorded $125,000 of stock-based compensation expense related to consulting services under this agreement.

The Company recognized non-cash stock-based compensation expense of $125,000 during the year ended January 31, 2013 in connection with these issuances, compared to $10,555 during the year ended January 31, 2012.

The Company valued the issued shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of January 31, 2013, 6,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. One-third of these options, or 3,666,667, vested on the date of the grant, with the remaining two-thirds vesting on the first and second anniversaries of the date of grant. As of January 31, 2013, the total of 7,000,000 options vested, which included an additional 3,333,333 options vested on July 27, 2012, the first anniversary of the grant date. All vested options are exercisable, in full or in part, at any time after vesting, until termination. On May 4, 2012, one of the Company’s directors resigned and therefore, all his 666,667 non-vested options terminated on that date and his vested but unexercised options of 333,333 expired and forfeited on August 4, 2012.

The Company recorded the stock-based compensation expense - related party attributable to options of $307,777 and $494,484 during the years ended January 31, 2013 and 2012, respectively. As of January 31, 2013, there was approximately $149,995 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next year.

Outstanding options had $0 intrinsic value at January 31, 2013, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

(1) The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

CONVERTIBLE DEBENTURES AND WARRANTS	12 Months Ended
Jan. 31, 2013
Convertible Debt Disclosure [Abstract]
Convertible Debentures and Warrants

NOTE 11 - CONVERTIBLE DEBENTURES AND WARRANTS

On June 22, 2007 and June 28, 2007, the Company issued a series of convertible debentures. In connection with a failed merger attempt in 2007, the money was loaned to the proposed merger partner and warrants were issued in connection with the conversion of the loans into common stock. The 2007 warrants expired during the year ended January 31, 2013.

A summary of the status of 2007 warrants granted as of January 31, 2013 and 2012 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2012	1,190,000	$0.75
Expired	1,190,000	$0.75
Outstanding at January 31, 2013	-

INCOME TAXES	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure

NOTE 12 - INCOME TAXES

No provision for federal income taxes has been recognized for the years ended January 31, 2013 and 2012, as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

The Company had deferred income tax assets as of January 31, 2013 and 2012 as follows:

	2013	2012

Loss carryforwards	$975,819	$628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$-	$-

The Company had net operating loss carryforwards for income tax reporting purposes of $2,788,055 as of January 31, 2013, which may be offset against future taxable income. These net operating loss carryforwards may be carried forward in varying amounts until the time when they begin to expire in 2029 through 2033. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs or a change in the nature of the business. Therefore, the amount available to offset future taxable income may be limited.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13 - COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

AuroTellurio Acquisition

In addition to $30,000 cash payment and 250,000 stock issuance made at the First Closing under the AuroTellurio Option Agreement on August 4, 2011 (Note 4), assuming the Company exercises its right to acquire each of the four twenty percent (20%) interests in the AuroTellurio Property, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing. In connection with the AuroTellurio Option Agreement, the Company will pay an aggregate total of $290,000 in cash and 1,650,000 common shares.

Under the terms of the AuroTellurio Option Agreement, the Company is also committed to incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property. If costs of the exploration program exceed the agreed upon $3,000,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis. Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property.

The Company obtained a surface rights agreement, with the landowner on whose property the La Viuda Concessions are located, to conduct its mineral exploration program, effective June 17, 2011. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. The Company has completed the majority of Phase 1 of its 2011/2012 exploration program and has conducted mapping, trenching and sampling programs at the AuroTellurio Property as well as gravity and magnetic geophysical surveys, including a helicopter-borne magnetics and radiometric survey, in preparation for an initial 3,000-meter drilling program that is planned for implementation in 2013. As of January 31, 2013, the Company incurred $667,473 since inception in its exploration and development expenditures, which are expensed as incurred.

During the year ended January 31, 2013, the Company entered into agreements with several third parties for the geological survey services on the AuroTellurio Property. For the years ended January 31, 2013 and 2012, the Company incurred a total amount of $85,336 and $78,945 of fees related to these services which were included as a component of mineral property expenses.

As of January 31, 2013, the Company incurred $667,473 since inception in its exploration and development expenditures, which are expensed as incurred. In addition to the Company’s mineral exploration expenditures, Mexivada accepted certain other Company’s expenses towards its minimum requirement of $750,000 per year such as a percentage of its accounting, legal and consulting fees, compensation of its officers and directors, and management support services, which were included as a component of general and administrative expenses in the Company’s consolidated statements of expenses. Mexivada accepted approximately $1,089,407 of total expenses as of June 30, 2012 (the date of the Company’s expenses reviewed by Mexivada) and confirmed that the amounts over $750,000 will be applied towards the second year requirements. Mexivada also confirmed that it will grant the 20% interest in the AutoTellurio project to the Company, after the Company makes the $40,000 cash payment and issues 250,000 of its shares to Mexivada in connection with the AuroTellurio Option agreement. The $40,000 payment was made on August 10, 2012 and the 250,000 shares were issued to Mexivada on August 28, 2012.

Other Commitments

During the years ended January 31, 2013 and 2012, the Company has entered into several consulting, legal, and administrative services agreements with related parties. See Note 6 for further details.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which we exercise significant influence, but do not control and are not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which we do not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of January 31, 2013 and 2012, and the reported revenues and expenses for the years then ended and cumulative from inception. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in a restricted escrow account in an institution insured by the Federal Deposit Insurance Corporation and, at times, balances may exceed government insured limits. The Company has never experienced any losses related to these balances.

Mineral Rights Exploration and Development Costs

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of January 31, 2013 and 2012, the Company capitalized $91,250 and $47,500, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 4).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. During the years ended January 31, 2013 and 2012, the Company recorded $233,718 and $355,653 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Property and Equipment

Property and Equipment

The Company’s property and equipment is stated at cost less accumulated depreciation and consists of a vehicle.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized. The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful life of the vehicle, which is 5 years. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation will be removed from the accounts and any gain or loss will be reflected in the gain or loss from operations.

Derivative Financial Instruments

Derivative Financial Instruments

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For warrants and convertible derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments at inception and subsequent valuation dates. For the year ended January 31, 2013, the Company adopted the probability-weighted scenario analysis model. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, Derivatives and Hedging. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value Measurements

Fair Value Measurements

The Company measures fair value in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the years ended January 31, 2013 and 2012, the Company recorded $432,777 and $505,539, respectively, in stock-based compensation as a component of general and administrative expenses.

Net Earnings (Loss) per Common Share

Net Earnings (Loss) per Common Share

Basic net earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the year ended January 31, 2013, net earnings was reported and the Company included options and outstanding warrants to purchase 51,671,195 shares of common stock. However, the average market price of the common shares exceeded the exercise price of the options and warrants. As such, the options and warrants did not have a dilutive effect. For the year ended January 31, 2012, a net loss was reported and the Company excluded options and outstanding warrants to purchase 11,000,000 shares of common stock, as the effect would be anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under FASB ASC Topic 740, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Acquisition-Related Costs

Acquisition-Related Costs

In the years ended January 31, 2013 and 2012, the Company incurred certain costs related to the AuroTellurio Acquisition (Note 4). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations. The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $233,718 and $355,653 in those costs for the years ended January 31, 2012 and 2011, respectively.

New Accounting Pronouncements	New Accounting Pronouncements The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consisted of the following as of January 31, 2013 and 2012:

	January 31, 2013	January 31, 2012
Vehicles	$8,809	$8,809
Less: accumulated depreciation	(2,705)	(944)
Property and equipment, net	$6,104	$7,865

DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Liabilities for Estimated Fair Value of Derivative Warrant Instruments

The fair value of each warrant granted in the private placement offering through January 31, 2012 has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

	January 31, 2013	January 31, 2012

Common stock issuable upon exercise of warrants	41,671,195	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.008	$0.064
Exercise price range	$0.03 - 0.06	$0.125
Risk free interest rate range (1)	0.42 - 0.65%	0.08 - 0.13%
Dividend yield	0.00%	0.00%
Volatility range	306.62 - 327.98%	288.34%
Expected exercise term in years	2.89 - 4.12	0.39 - 0.95

(1)	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Company's Financial Assets and Liabilities Accounted at Fair Value on Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of January 31, 2013 and January 31, 2012, respectively:

	Fair Value Measurements at January 31, 2013 and 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability - January 31, 2013	$-	$-	$327,661	$327,661
Derivative liability - January 31, 2012	$-	$-	$1,817,100	$1,817,100

Reconciliation of Changes in Fair Value of Assets and Liabilities Classified As Level 3

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Year Ended January 31,
	2013	2012
Derivative liabilities - beginning balance	$1,817,100	$2,305,770
Additions	101,985	544,034
Reductions	-	-
Change in fair value	(1,591,424)	(1,032,704)
Derivative liabilities - ending balance	$327,661	$1,817,100

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2013 and 2012	$1,591,424	$1,032,704

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

(1) The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

CONVERTIBLE DEBENTURES AND WARRANTS (Tables)	12 Months Ended
Jan. 31, 2013
Convertible Debt Disclosure [Abstract]
Summary Of The Status Of The Warrants Granted

A summary of the status of 2007 warrants granted as of January 31, 2013 and 2012 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2012	1,190,000	$0.75
Expired	1,190,000	$0.75
Outstanding at January 31, 2013	-

INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company had deferred income tax assets as of January 31, 2013 and 2012 as follows:

	2013	2012

Loss carryforwards	$975,819	$628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$-	$-

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Mineral property expenses	$ 233,718	$ 355,653	$ 667,473
Stock-based compensation	125,000	0	125,000
Estimated useful life of the vehicle	5 years
Options and Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		11,000,000
Incremental common shares attributable to call options and warrants	51,671,195
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation	432,777	505,539
AuroTellurio Option Agreement
Summary Of Significant Accounting Policies [Line Items]
Mineral Rights	$ 91,250	$ 47,500	$ 91,250

Exploration Stage Activities And Going Concern - Additional Information (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Exploration Stage Activities and Going Concern [Line Items]
Development stage enterprise, deficit accumulated during development stage	$ 2,832,452	$ 3,121,921

Mining Rights - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		105 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Aug. 10, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2013 Surface Rights Agreement	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Dec. 31, 2010 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Aug. 28, 2012 AuroTellurio Option Agreement Issuance of Equity
Finite-Lived Intangible Assets [Line Items]
Mineral Rights											$ 91,250	$ 47,500
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property									80.00%		80.00%
Effective date							Jun 17, 2011
Exploration term							12 months				4 years
Exploration term, extended period							2 years
Exploration expense							14,400
Cash Paid in Acquisition					40,000			30,000
Stock issued in acqusition, restricted shares of common stock								250,000					250,000
Deposits made to Mexivada in connection with signing binding offer letter agreement	30,000									20,000
Cash paid for acquisition of mining rights								10,000
Interest transferred by title deeds, % each							20.00%
First year funding requirement		750,000									750,000
Ownership interest vested on the first anniversary, %						20.00%		20.00%			20.00%
Issuance of common stock for acquisition of mining rights		$ 3,750	$ 17,500	$ 21,250				$ 17,500

Property and equipment (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Property, Plant and Equipment [Line Items]
Vehicles	$ 8,809	$ 8,809
Less: accumulated depreciation	(2,705)	(944)
Property and equipment, net	$ 6,104	$ 7,865

Property And Equipment - Additional Information (Detail) (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,761	$ 944	$ 2,705

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended									1 Months Ended	12 Months Ended
	Jan. 18, 2011	Dec. 01, 2010	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 22, 2010 Cromwell Merger	Jan. 31, 2007 Cromwell Merger	Dec. 22, 2010 Private Placement	Jun. 06, 2012 Related Party, Two	Feb. 06, 2012 Related Party, Two	Jun. 06, 2011 Related Party, Two	Jan. 31, 2013 Related Party, Two	Jan. 31, 2012 Related Party, Two	Jan. 31, 2013 ICS	Jan. 31, 2012 ICS	Jan. 31, 2013 Baybak Family Partners, Ltd Private Placement	Jan. 31, 2013 GRQ Consultants, Inc Private Placement	Jan. 31, 2013 Preparation and Submission of Regulatory Filings	Jan. 31, 2012 Preparation and Submission of Regulatory Filings	Jan. 31, 2013 Mexivada Acquisition	Dec. 01, 2010 monthly fee	Jan. 31, 2013 monthly fee	Jan. 31, 2013 month-to-month basis	Jan. 31, 2012 month-to-month basis
Related Party Transaction [Line Items]
Compensation of officers and directors			$ 54,000	$ 66,000
Unpaid fees to officers and directors			56,500	2,500
Legal fees			180,343	150,550														66,794	12,223	50,000	5,500	6,000	76,500	60,500
Service Agreement Monthly payment					6,000									6,000
Agreement term														12 months
Agreement, extended term		12 months												12 months
Management Fees														72,000	72,000
Management fees, reimbursed														11,817	9,291
Accounts payable - related party			101,873	0								2,500	0	0	0
Common stock issued for consulting services (in shares)	500,000
Stock-based compensation expense for consulting service	12,500		0	10,555	1,945
Consulting fees with stockholders												72,000	48,000
Monthly fee									6,000	3,000	6,000
Sale of stock, number of shares issued in transaction																8,000,000	6,000,000
Proceeds from private placement offering			2,086,206					1,461,956								200,000	150,000
Costs and expenses, related party							31,000
Number of shares issued as reimbursement							31,000,000
Stock repurchased and cancelled during period shares						13,000,000
Stock repurchased and cancelled during period value						$ 13,000

Derivative Liabilities - Additional Information (Detail) (USD $)	1 Months Ended		2 Months Ended			12 Months Ended				1 Months Ended					2 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	12 Months Ended					1 Months Ended							12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011	Jul. 31, 2011	Jan. 31, 2011		Jan. 31, 2013	Jan. 31, 2012	Mar. 16, 2012	Jan. 18, 2011	Dec. 19, 2012 Third Year Of Extended Term Of Warrants	Dec. 19, 2012 Fourth Year Of Extended Term Of Warrants	Dec. 19, 2012 Fifth Year Of Extended Term Of Warrants	Apr. 30, 2011 Minimum		Jul. 31, 2011 Minimum	Jan. 31, 2013 Minimum		Jan. 31, 2012 Minimum		Jan. 31, 2011 Minimum	Apr. 30, 2011 Maximum	Jul. 31, 2011 Maximum	Jan. 31, 2013 Maximum		Jan. 31, 2012 Maximum		Jan. 31, 2011 Maximum	Mar. 31, 2012 1st Half	Jan. 31, 2012 1st Half	Mar. 31, 2012 2nd Half	Jan. 31, 2012 2nd Half	Mar. 16, 2012 Unit Offering	Jan. 13, 2011 Unit Offering	Dec. 22, 2010 Unit Offering	Jan. 31, 2012 First Over-Allotment Option, Unit Offering	Jan. 31, 2013 First Over-Allotment Option, Unit Offering	Apr. 30, 2011 First Over-Allotment Option, Unit Offering	Apr. 13, 2011 First Over-Allotment Option, Unit Offering	Apr. 07, 2011 First Over-Allotment Option, Unit Offering	Jan. 31, 2012 First and Second Over-Allotment Options, Closed	Jan. 31, 2013 First and Second Over-Allotment Options, Closed	Jul. 15, 2011 First and Second Over-Allotment Options, Closed	Jun. 15, 2011 First and Second Over-Allotment Options, Closed	Jan. 31, 2013 Derivative Warrant Instruments	Jan. 31, 2013 Private Placement Offering One	Jan. 31, 2013 Private Placement Offering Two	Dec. 19, 2012 Private Placement Offering Two	Jan. 31, 2012 December 2010 and January 2011 Unit Offering	Jan. 31, 2013 December 2010 and January 2011 Unit Offering
Derivative [Line Items]
Fair value of derivative warrant instruments																																$ 101,985	$ 1,323,133	$ 1,323,133	$ 211,117	$ 16,417	$ 88,824	$ 131,077	$ 71,973	$ 222,508	$ 16,447	$ 102,957	$ 149,203	$ 327,661	$ 16,892	$ 152,213		$ 1,383,475	$ 125,692
Unrealized gain on derivative instruments						$ 1,591,424																													$ 80,757					$ 29,652								$ 922,295
Warrants issued								4,250,000																				19,369,565	19,369,565	19,369,564	19,369,564																39,546,194
Warrants exercise price										$ 0.03	$ 0.04	$ 0.05																$ 0.125	$ 0.125	$ 0.05	$ 0.05
Common stock issuable upon exercise of warrants, conversion ratio	0.5
Units of securities, offering price									$ 0.025
Reduction to warrant exercise price																												$ 0.12
Number of shares issuable on anti dilution provisions of warrants																												20,176,630
Market price	$ 0.05					$ 0.008	$ 0.064						$ 0.08		$ 0.07					$ 0.05	$ 0.1	$ 0.08					$ 0.09
Expected volatility rate	295.28%			257.95%			288.34%						268.16%		257.60%	306.62%					284.75%	259.63%	327.98%
Risk-free interest rates	0.37%			0.48%	[1]								0.61%	[2]	0.37% [3]	0.42%	[4]	0.08%	[4]		0.81% [2]	0.38% [3]	0.65%	[4]	0.13%	[4]
Expected terms	2 years	1 year 6 months	1 year 6 months	1 year 6 months												2 years 10 months 21 days		4 months 21 days					4 years 1 month 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates
[3]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[4]	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.

Liabilities for Estimated Fair Value of Derivative Warrant Instruments (Detail) (USD $)	1 Months Ended			2 Months Ended				12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011		Jul. 31, 2011		Jan. 31, 2011		Jan. 31, 2013		Jan. 31, 2012
Class of Warrant or Right [Line Items]
Common stock issuable upon exercise of warrants	2,125,000	4,000,000		4,000,000		30,739,129		41,671,195		38,739,129
Market price of the Companys common stock on the measurement dates	$ 0.05							$ 0.008		$ 0.064
Exercise price	$ 0.06	$ 0.125		$ 0.125		$ 0.125				$ 0.125
Risk free interest rate	0.37%					0.48%	[1]
Dividend yield	0.00%	0.00%		0.00%		0.00%		0.00%		0.00%
Volatility	295.28%					257.95%				288.34%
Expected exercise term in years	2 years	1 year 6 months		1 year 6 months		1 year 6 months
Minimum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates		$ 0.08		$ 0.07		$ 0.05
Exercise price								$ 0.03
Risk free interest rate		0.61%	[2]	0.37%	[3]			0.42%	[4]	0.08%	[4]
Volatility		268.16%		257.60%				306.62%
Expected exercise term in years								2 years 10 months 21 days		4 months 21 days
Maximum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates		$ 0.1		$ 0.08		$ 0.09
Exercise price								$ 0.06
Risk free interest rate		0.81%	[2]	0.38%	[3]			0.65%	[4]	0.13%	[4]
Volatility		284.75%		259.63%				327.98%
Expected exercise term in years								4 years 1 month 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates
[3]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[4]	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.

Company's Financial Assets and Liabilities Accounted for Fair Value on Recurring Basis (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	$ 327,661	$ 1,817,100
Level 1
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	0	0
Level 2
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	0	0
Level 3
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	$ 327,661	$ 1,817,100

Reconciliation of Changes in Fair Value of Financial Assets and Liabilities Classified As Level 3 in Fair Value Hierarchy (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative liabilities - beginning balance	$ 1,817,100	$ 2,305,770
Additions	101,985	544,034
Reductions	0	0
Change in fair value	(1,591,424)	(1,032,704)
Derivative liabilities - ending balance	327,661	1,817,100
Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2013 and 2012	$ 1,591,424	$ 1,032,704

Equity - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Jan. 31, 2013	Jan. 18, 2011	Mar. 16, 2012 Private Placement	Jan. 13, 2011 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Aug. 04, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 Issuance of Equity AuroTellurio Option Agreement	Mar. 31, 2012 1st Half	Jan. 31, 2012 1st Half	Mar. 31, 2012 2nd Half	Jan. 31, 2012 2nd Half
Stockholders Equity Note [Line Items]
Units of securities issued	81,728,258		4,250,000	5,000,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities	$ 2,106,956		$ 170,000	$ 125,000		$ 400,000
Closing costs	20,750		1,750
Proceeds from private placement Offering	2,086,206				1,461,956
Warrant exercisable period			24 months
Exercise price of warrants			$ 0.06		$ 0.025				$ 0.125	$ 0.125	$ 0.05	$ 0.05
Units of securities, offering price		$ 0.025	$ 0.04		$ 0.125
Net proceeds from sale of units			168,250
Stock issued in acquisition, restricted shares							250,000	250,000
Common stock, price							$ 0.001	$ 0.015
Value of stock issued in acquisition							17,500	3,750
Convertible promissory notes, shares issued on conversion					3,660,000
Convertible promissory notes, conversion price per share					$ 0.025
Number of units consist of one common share and a warrant to purchase one-half share					36,478,258
Number of units consist of one share of series a convertible preferred stock and warrants to purchase one half of one share of common stock					22,000,000
Units repurchased and cancelled				2,000,000
Value of units repurchased and cancelled				$ 50,000

Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Jan. 18, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Related Party	Jan. 31, 2012 Related Party	Mar. 16, 2012 Unrelated Party	Mar. 19, 2012 Unrelated Party	Aug. 04, 2012 Employee and Outside Consultant	Jul. 27, 2012 Employee and Outside Consultant	May 04, 2012 Employee and Outside Consultant	Jul. 27, 2011 Employee and Outside Consultant	Jan. 31, 2013 Employee and Outside Consultant	Jan. 31, 2013 2007 Stock option Plan	Jul. 31, 2012 Restricted Stock	Mar. 16, 2012 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for consulting services	$ 12,500	$ 0	$ 10,555	$ 1,945			$ 50,000	$ 125,000								$ (50,000)
Common stock issued for consulting services (in shares)	500,000						1,000,000	1,250,000							(1,000,000)
Price of common stock issued for consulting services, per share	$ 0.025						$ 0.05	$ 0.1
Stock-based compensation plan, authorized shares														16,000,000
Stock-based compensation plan, available for future grant, shares														6,000,000
Options granted to purchase common stock, shares												11,000,000
Options term												10 years
Options exercise price												$ 0.09
Number of options vested										3,333,333		3,666,667	7,000,000
Non-vested option											666,667
Option vested, expired									333,333
Stock based compensation, related party attributable options					307,777	494,484
Outstanding options, intrinsic value		0
Stock based compensation expense		125,000	10,555					125,000							50,000
Unrecognized compensation cost		$ 149,995

Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model (Detail) (USD $)	12 Months Ended
Jan. 31, 2013
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Market price of the Company's common stock on grant date	$ 0.09
Risk free interest rate (1)	3.01% [1]
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

[1]	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date

Status of Warrants Granted (Detail) (2007 Warrants, USD $)	Jan. 31, 2013	Jan. 31, 2012
2007 Warrants
Class of Warrant or Right [Line Items]
Shares Outstanding	0	1,190,000
Average Exercise Price, Outstanding	0	0.75
Shares Outstanding, Expired	1,190,000
Average Exercise Price, Expired	$ 0.75

Company's Deferred Income Tax Assets (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Deferred Tax Assets [Line Items]
Loss carryforwards	$ 975,819	$ 628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$ 0	$ 0

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Jan. 31, 2013
Deferred Tax Assets [Line Items]
Operating loss carryforwards	$ 2,788,055
Operating Loss Carryforwards, Expiration Dates	expire in 2029 through 2033

Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		105 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Aug. 28, 2012	Jun. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Aug. 10, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2013 Geological Survey Services	Jan. 31, 2012 Geological Survey Services	Jan. 31, 2013 Surface Rights Agreement Unit	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement Year One	Jan. 31, 2013 AuroTellurio Option Agreement Following three years	Jan. 31, 2013 AuroTellurio Option Agreement First Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Second Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Third Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Fourth Anniversary
Commitments and Contingencies Disclosure [Line Items]
Purchase price, in cash						$ 40,000					$ 30,000					$ 40,000	$ 50,000	$ 70,000	$ 100,000
Purchase price, in restricted shares of common stock	250,000										250,000					250,000	300,000	350,000	500,000
Acquired interest							20.00%				20.00%		20.00%	20.00%	60.00%
Aggregate cash to be paid in acquisition			40,000	10,000	70,000								290,000
Stock to be issued in acquisition, shares													1,650,000
Cumulative exploration expenditures													3,000,000
Cumulative exploration expenditures, period										12 months			4 years
Cumulative exploration expenditures, per year			750,000										750,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property												80.00%	80.00%
Effective date										Jun 17, 2011
Exploration expense										14,400
Initial drilling program, meters										3,000
Total expenses		1,089,407
Mineral property expenses			$ 233,718	$ 355,653	$ 667,473			$ 85,336	$ 78,945